UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06017

Exact name of registrant as specified in charter:	Aberdeen Global Select Opportunities Fund Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
1290 Avenue of the Americas
New York, NY 10104

Registrant’s telephone number, including area code:	(800) 387-6977

Date of fiscal year end:	October 31st

Date of reporting period:	January 31, 2014

Item 1. The schedule of investments for the three-month period ended January 31, 2014 is filed herewith.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

	Shares or Principal Amount	Value
COMMON STOCKS (88.1%)
AUSTRALIA (1.1%)
Financials (1.1%)
QBE Insurance Group Ltd.	8,300	$82,893

CANADA (4.0%)
Industrials (2.0%)
Canadian National Railway Co.	2,800	149,700

Materials (2.0%)
Potash Corp. of Saskatchewan, Inc.	4,800	150,335

		300,035

CHINA (1.3%)
Energy (1.3%)
PetroChina Co. Ltd., H Shares	106,000	101,683

FRANCE (1.1%)
Industrials (1.1%)
Schneider Electric SA	1,000	80,623

HONG KONG (2.6%)
Financials (2.6%)
AIA Group Ltd.	25,500	117,913
Swire Pacific Ltd., Class A	7,000	74,944

		192,857

ITALY (5.5%)
Energy (5.5%)
Eni SpA	8,300	188,045
Tenaris SA, ADR	5,100	226,848

		414,893

JAPAN (4.3%)
Financials (1.0%)
Daito Trust Construction Co. Ltd.	800	75,644

Industrials (1.3%)
FANUC Corp.	600	96,932

Materials (2.0%)
Shin-Etsu Chemical Co. Ltd.	2,700	150,366

		322,942

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	1,600	144,384

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

SINGAPORE (0.9%)
Financials (0.9%)
City Developments Ltd.	10,000	$68,519

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd.	4,200	74,483

SWEDEN (4.1%)
Financials (1.6%)
Nordea Bank AB	9,100	121,590

Industrials (1.5%)
Atlas Copco AB, A Shares	4,100	111,066

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares	6,000	73,717

		306,373

SWITZERLAND (12.4%)
Consumer Staples (2.1%)
Nestle SA	2,200	159,690

Financials (2.7%)
Zurich Insurance Group AG *	700	203,186

Health Care (7.6%)
Novartis AG	3,000	237,513
Roche Holding AG	1,200	330,129

		567,642

		930,518

TAIWAN (3.1%)
Information Technology (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,800	233,496

UNITED KINGDOM (18.4%)
Consumer Staples (3.3%)
British American Tobacco PLC	5,200	248,914

Energy (3.0%)
Royal Dutch Shell PLC, B Shares	6,300	229,948

Financials (4.7%)
HSBC Holdings PLC	14,500	149,138
Standard Chartered PLC	10,100	205,674

		354,812

Materials (2.0%)
BHP Billiton PLC	5,100	150,525

Telecommunication Services (3.5%)
Vodafone Group PLC	70,800	263,026

Utilities (1.9%)
Centrica PLC	27,600	141,121

		1,388,346

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

UNITED STATES (26.4%)
Consumer Discretionary (1.2%)
Comcast Corp., Class A	1,600	$87,120

Consumer Staples (8.3%)
CVS Caremark Corp.	3,300	223,476
PepsiCo, Inc.	2,400	192,864
Philip Morris International, Inc.	2,700	210,978

		627,318

Energy (5.8%)
Chevron Corp.	900	100,467
EOG Resources, Inc.	1,100	181,764
Schlumberger Ltd.	1,800	157,626

		439,857

Health Care (5.9%)
Baxter International, Inc.	2,300	157,090
Johnson & Johnson	2,500	221,175
Quest Diagnostics, Inc.	1,300	68,250

		446,515

Industrials (2.1%)
United Technologies Corp.	1,400	159,628

Information Technology (2.1%)
Oracle Corp.	4,200	154,980

Materials (1.0%)
Praxair, Inc.	600	74,832

		1,990,250

Total Common Stocks		6,632,295

PREFERRED STOCKS (7.8%)
BRAZIL (5.5%)
Energy (1.1%)
Petroleo Brasileiro SA, ADR, Preferred Shares	7,200	85,680

Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares	16,500	173,745

Materials (2.1%)
Vale SA, ADR, Preferred Shares	12,800	157,184

		416,609

REPUBLIC OF SOUTH KOREA (2.3%)
Information Technology (2.3%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)	400	171,400

Total Preferred Stocks		588,009

REPURCHASE AGREEMENT (4.9%)
UNITED STATES (4.9%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $368,179 collateralized by U.S. Treasury Note, maturity 05/15/2015; total market value of $375,976	$368,179	368,179

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global Select Opportunities Fund Inc.

Total Repurchase Agreement	368,179

Total Investments (Cost $7,786,770) (b)—100.8%	7,588,483

Liabilities in excess of other assets—(0.8)%	(58,859)

Net Assets—100.0%	$7,529,624

*	Non-income producing security.
(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.7%)
AUSTRALIA (1.3%)
Financials (1.3%)
QBE Insurance Group Ltd. (a)	705,600	$7,046,903

BULGARIA (0.4%)
Financials (0.4%)
LEV Insurance (b)(c)	4,078,860	1,917,445

CANADA (5.5%)
Industrials (2.1%)
Canadian National Railway Co.	222,100	11,874,417

Materials (2.2%)
Potash Corp. of Saskatchewan, Inc.	387,300	12,130,155

Telecommunication Services (1.2%)
TELUS Corp.	184,400	6,438,577

		30,443,149

CHINA (1.5%)
Energy (1.5%)
PetroChina Co. Ltd., H Shares (a)	8,589,200	8,239,401

FRANCE (4.2%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	108,300	11,151,387

Industrials (1.1%)
Schneider Electric SA (a)	80,200	6,465,999

Utilities (1.1%)
GDF Suez (a)	270,300	5,958,417

		23,575,803

GERMANY (1.0%)
Materials (1.0%)
Linde AG (a)	30,400	5,756,081

HONG KONG (3.1%)
Financials (3.1%)
AIA Group Ltd. (a)	2,550,000	11,791,325
Swire Pacific Ltd., Class A (a)	536,900	5,748,157

		17,539,482

ITALY (6.7%)
Energy (6.7%)
Eni SpA (a)	799,000	18,102,121
Tenaris SA, ADR	433,100	19,264,288

		37,366,409

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund

JAPAN (7.4%)
Consumer Staples (1.6%)
Japan Tobacco, Inc. (a)	284,700	$8,809,370

Financials (1.2%)
Daito Trust Construction Co. Ltd. (a)	69,600	6,581,089

Industrials (1.9%)
FANUC Corp. (a)	68,100	11,001,763

Materials (2.7%)
Shin-Etsu Chemical Co. Ltd. (a)	269,700	15,019,871

		41,412,093

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka	1,424,182	0

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	162,100	14,627,906

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda *(b)(c)	78,160	78,224

SINGAPORE (3.7%)
Financials (1.5%)
City Developments Ltd. (a)	1,253,000	8,585,477

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd. (a)	4,432,600	12,144,960

		20,730,437

SOUTH AFRICA (1.2%)
Telecommunication Services (1.2%)
MTN Group Ltd. (a)	362,600	6,430,331

SWEDEN (4.6%)
Financials (1.8%)
Nordea Bank AB (a)	726,400	9,705,834

Industrials (1.7%)
Atlas Copco AB, A Shares (a)	350,700	9,500,160

Information Technology (1.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	505,500	6,210,674

		25,416,668

SWITZERLAND (16.3%)
Consumer Staples (3.6%)
Nestle SA (a)	276,600	20,077,462

Financials (2.6%)
Zurich Insurance Group AG *(a)	49,700	14,426,183

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund

Health Care (9.0%)
Novartis AG (a)	294,600	$23,323,772
Roche Holding AG (a)	97,800	26,905,520

		50,229,292

Industrials (1.1%)
Schindler Holding AG (a)	43,500	6,310,207

		91,043,144

TAIWAN (3.9%)
Information Technology (3.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,365,000	21,827,222

UNITED KINGDOM (24.3%)
Consumer Staples (4.1%)
British American Tobacco PLC (a)	477,800	22,871,349

Energy (4.8%)
John Wood Group PLC (a)	779,600	8,223,923
Royal Dutch Shell PLC, B Shares (a)	508,300	18,552,836

		26,776,759

Financials (4.6%)
HSBC Holdings PLC (a)	1,161,000	11,941,361
Standard Chartered PLC (a)	677,300	13,792,349

		25,733,710

Industrials (2.2%)
Weir Group PLC (The) (a)	360,200	12,383,211

Materials (2.8%)
BHP Billiton PLC (a)	523,200	15,442,075

Telecommunication Services (3.8%)
Vodafone Group PLC (a)	5,682,700	21,111,592

Utilities (2.0%)
Centrica PLC (a)	2,174,500	11,118,362

		135,437,058

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal (b)	18,422	208,920
Banco Venezolano de Credito SA *(b)	156	0

		208,920

Industrials (0.0%)
Cemex Venezuela SACA-I *(b)	15,843,815	0

Materials (0.0%)
Siderurgica Venezolana Sivensa SACA, ADR *	2,847,910	0

		208,920

Total Common Stocks		489,096,676

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund

EXCHANGE TRADED FUNDS (0.2%)
RUSSIA (0.2%)
Renaissance Pre-IPO Fund *(b)	$92,634	$1,389,510

Total Exchange Traded Funds		1,389,510

GOVERNMENT BONDS (0.2%)
VENEZUELA (0.2%)
Bonos de la Deuda Publica Nacional (VEF), 17.25%, 12/31/2015 (b)	10,000,000	153,431
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (b)	49,500,000	822,226
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (b)	20,000,000	347,556

		1,323,213

Total Government Bonds		1,323,213

PREFERRED STOCKS (10.3%)
BRAZIL (6.3%)
Energy (1.2%)
Petroleo Brasileiro SA, ADR, Preferred Shares	576,600	6,861,540

Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares	1,237,800	13,034,034

Materials (2.7%)
Vale SA, ADR, Preferred Shares	1,223,400	15,023,352

		34,918,926

REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	25,300	22,482,960

Total Preferred Stocks		57,401,886

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $4,375,132 collateralized by U. S. Treasury Note, maturity 08/31/2015; total market value of $4,467,431	$4,375,132	4,375,132

Total Repurchase Agreement		4,375,132

Total Investments (Cost $640,790,311) (d)—99.2%		553,586,417

Other assets in excess of liabilities—0.8%		4,366,428

Net Assets—100.0%		$557,952,845

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.88% of net assets as of January 31, 2014. (unaudited)
(c)	Investment in affiliate.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (88.2%)
AUSTRALIA (1.4%)
Financials (1.4%)
QBE Insurance Group Ltd.	371,100	$3,706,216

CANADA (5.6%)
Industrials (2.1%)
Canadian National Railway Co.	106,200	5,677,907

Materials (2.3%)
Potash Corp. of Saskatchewan, Inc.	199,700	6,254,562

Telecommunication Services (1.2%)
TELUS Corp.	92,000	3,212,305

		15,144,774

CHINA (1.4%)
Energy (1.4%)
PetroChina Co. Ltd., H Shares	4,024,000	3,860,121

FRANCE (4.1%)
Consumer Staples (1.9%)
Casino Guichard-Perrachon SA	50,800	5,230,752

Industrials (1.2%)
Schneider Electric SA	39,500	3,184,625

Utilities (1.0%)
GDF Suez	130,000	2,865,684

		11,281,061

GERMANY (1.2%)
Materials (1.2%)
Linde AG	16,837	3,187,998

HONG KONG (3.1%)
Financials (3.1%)
AIA Group Ltd.	1,194,800	5,524,813
Swire Pacific Ltd., Class A	272,500	2,917,439

		8,442,252

ITALY (6.7%)
Energy (6.7%)
Eni SpA	388,400	8,799,579
Tenaris SA, ADR	213,600	9,500,928

		18,300,507

JAPAN (7.1%)
Consumer Staples (1.5%)
Japan Tobacco, Inc.	134,100	4,149,408

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund II

Financials (1.1%)
Daito Trust Construction Co. Ltd.	33,400	$3,158,167

Industrials (1.9%)
FANUC Corp.	31,900	5,153,542

Materials (2.6%)
Shin-Etsu Chemical Co. Ltd.	126,300	7,033,777

		19,494,894

MEXICO (2.7%)
Consumer Staples (2.7%)
Fomento Economico Mexicano SAB de CV, ADR	82,100	7,408,704

SINGAPORE (3.7%)
Financials (1.5%)
City Developments Ltd.	596,000	4,083,755

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd.	2,162,000	5,923,702

		10,007,457

SOUTH AFRICA (1.1%)
Telecommunication Services (1.1%)
MTN Group Ltd.	165,900	2,942,063

SWEDEN (4.5%)
Financials (1.7%)
Nordea Bank AB	340,300	4,546,938

Industrials (1.6%)
Atlas Copco AB, A Shares	165,100	4,472,416

Information Technology (1.2%)
Telefonaktiebolaget LM Ericsson, B Shares	263,100	3,232,499

		12,251,853

SWITZERLAND (17.5%)
Consumer Staples (4.0%)
Nestle SA	148,500	10,779,115

Financials (2.8%)
Zurich Insurance Group AG *	26,700	7,750,082

Health Care (9.5%)
Novartis AG	155,000	12,271,503
Roche Holding AG	49,900	13,727,867

		25,999,370

Industrials (1.2%)
Schindler Holding AG	22,500	3,263,900

		47,792,467

TAIWAN (3.7%)
Information Technology (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,982,000	10,226,045

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund II

UNITED KINGDOM (24.4%)
Consumer Staples (4.1%)
British American Tobacco PLC	235,000	$11,248,989

Energy (4.8%)
John Wood Group PLC	381,500	4,024,406
Royal Dutch Shell PLC, B Shares	248,500	9,070,194

		13,094,600

Financials (5.1%)
HSBC Holdings PLC	544,000	5,595,263
Standard Chartered PLC	412,302	8,396,003

		13,991,266

Industrials (2.1%)
Weir Group PLC (The)	168,800	5,803,126

Materials (2.7%)
BHP Billiton PLC	245,100	7,234,046

Telecommunication Services (3.6%)
Vodafone Group PLC	2,662,500	9,891,357

Utilities (2.0%)
Centrica PLC	1,041,600	5,325,770

		66,589,154

Total Common Stocks		240,635,566

PREFERRED STOCKS (10.1%)
BRAZIL (6.2%)
Energy (1.3%)
Petroleo Brasileiro SA, ADR, Preferred Shares	288,300	3,430,770

Financials (2.3%)
Banco Bradesco SA, ADR, Preferred Shares	607,300	6,394,869

Materials (2.6%)
Vale SA, ADR, Preferred Shares	574,700	7,057,316

		16,882,955

REPUBLIC OF SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung Electronics Co. Ltd., Preferred Shares	12,100	10,752,720

Total Preferred Stocks		27,635,675

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $2,197,756, collateralized by a U.S. Treasury Note, maturing 05/15/2015; total market value of $2,245,264	$2,197,756	2,197,756

Total Repurchase Agreement		2,197,756

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Select International Equity Fund II

Total Investments (Cost $281,074,992) (a)—99.1%	270,468,997

Other assets in excess of liabilities—0.9%	2,467,149

Net Assets—100.0%	$272,936,146

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (8.8%)
CANADA (0.9%)
Golden Credit Card Trust, Series 2012-5A, Class A (USD), 0.79%, 09/15/2017 (a)	$7,470,000	$7,483,229
Master Credit Card Trust II, Series 2012-2A, Class A (USD), 0.78%, 04/21/2017 (a)	5,690,000	5,698,712

		13,181,941
UNITED STATES (7.9%)
Ally Auto Receivables Trust, Series 2011-4, Class A3 (USD), 0.79%, 09/15/2015	689,880	690,370
Ally Master Owner Trust
Series 2011-3, Class A1 (USD), 0.79%, 05/15/2016 (b)	3,830,000	3,834,975
Series 2012-1, Class A2 (USD), 1.44%, 02/15/2017	4,160,000	4,195,972
BMW Floorplan Master Owner Trust, Series 2012-1A, Class A (USD), 0.56%, 09/15/2017 (a)(b)	6,170,000	6,183,676
Chase Issuance Trust, Series 2013-A2, Class A2 (USD), 0.26%, 02/15/2017 (b)	6,240,000	6,239,117
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.61%, 01/07/2025 (a)(b)	3,510,000	3,502,060
Citibank Credit Card Issuance Trust
Series 2002-A4, Class A4 (USD), 0.41%, 06/07/2016 (b)	2,770,000	2,771,165
Series 2005-A2, Class A2 (USD), 4.85%, 03/10/2017	2,800,000	2,936,101
CNH Equipment Trust
Series 2012-A, Class A3 (USD), 0.94%, 05/15/2017	1,668,473	1,673,399
Series 2013-A, Class A2 (USD), 0.44%, 07/15/2016	2,702,902	2,703,224
Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	2,595,000	2,598,110
Discover Card Execution Note Trust, Series 2012-A1, Class A1 (USD), 0.81%, 08/15/2017	6,630,000	6,658,844
Dryrock Issuance Trust, Series 2012-2, Class A (USD), 0.64%, 08/15/2018	4,890,000	4,886,093
Ford Credit Auto Owner Trust, Series 2013-C, Class A2 (USD), 0.55%, 04/15/2016	3,528,719	3,530,909
GE Capital Credit Card Master Note Trust, Series 2012-1, Class A (USD), 1.03%, 01/15/2018	4,765,000	4,780,258
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A (USD), 0.60%, 10/20/2017 (b)	3,810,000	3,818,554
Series 2013-1, Class A (USD), 0.56%, 04/20/2018 (b)	3,180,000	3,185,166
GE Equipment Transportation LLC
Series 2012-1, Class A3 (USD), 0.99%, 11/23/2015	1,058,165	1,060,470
Series 2012-2, Class A2 (USD), 0.47%, 04/24/2015	814,783	814,754
Honda Auto Receivables Owner Trust, Series 2012-4, Class A2 (USD), 0.40%, 04/20/2015	3,403,659	3,404,441
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A (USD), 0.43%, 11/15/2016 (a)(b)	4,620,000	4,621,157
Navistar Financial Dealer Note Master Trust
Series 2013-1, Class A (USD), 0.83%, 01/25/2018 (a)(b)	3,910,000	3,911,748
Series 2013-2, Class A (USD), 0.84%, 09/25/2018 (a)(b)	4,170,000	4,187,602
Nissan Auto Lease Trust, Series 2012-A, Class A3 (USD), 0.98%, 05/15/2015	5,378,169	5,384,719
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A2 (USD), 0.52%, 04/15/2016	3,280,000	3,283,232
Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	2,400,000	2,412,206
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 0.68%, 03/25/2026 (b)	2,553,012	2,557,044
Series 2011-2, Class A1 (USD), 0.76%, 11/25/2027 (b)	6,182,846	6,200,590
Series 2013-1, Class A1 (USD), 0.31%, 02/27/2017 (b)	1,858,244	1,856,991
Series 2013-2, Class A (USD), 0.61%, 09/25/2026 (b)	3,928,061	3,927,709
United States Small Business Administration
Series 2005-P10B, Class 1 (USD), 4.94%, 08/10/2015	1,122,290	1,169,467

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	$67,822	$71,354
Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	1,361,656	1,472,076
Volkswagen Auto Lease Trust, Series 2013-A, Class A3 (USD), 0.84%, 07/20/2016	3,620,000	3,627,866
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2 (USD), 0.33%, 07/20/2015	1,602,909	1,602,638
Volvo Financial Equipment LLC, Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (a)	5,845,000	5,845,541

		121,599,598

Total Asset-Backed Securities		134,781,539

COMMERCIAL MORTGAGE-BACKED SECURITIES (18.8%)
UNITED STATES (18.8%)
Alternative Loan Trust
Series 2004-2CB, Class 1A2 (USD), 5.13%, 03/25/2034	938,008	956,430
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	4,119,873	4,070,330
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	3,433,581	3,200,225
Aventura Mall Trust, Series 2013-AVM, Class A (USD), 3.74%, 12/05/2032 (a)(b)	4,770,000	4,993,951
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AM (USD), 5.68%, 07/10/2046	2,580,000	2,816,631
Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	3,550,000	3,818,625
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	784,037	821,348
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 4.59%, 07/25/2034 (b)	1,339,797	1,330,757
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM (USD), 5.45%, 12/11/2040 (b)	4,082,000	4,368,354
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	4,995,000	5,495,764
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	1,218,043	1,219,097
Citigroup Commercial Mortgage Trust
(USD), 2.11%, 01/12/2018 (a)	2,515,480	2,540,068
(USD), 3.52%, 05/10/2035 (a)(b)	4,653,000	4,493,253
Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	4,150,000	4,613,945
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 2.50%, 11/25/2035 (b)	2,206,674	2,189,014
COMM 2013-300P Mortgage Trust, Series 2013-300P, Class A1, (USD), 4.35%, 08/10/2030 (a)	4,970,000	5,203,819
Commercial Mortgage Pass Through Certificates
Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	5,133,635	5,590,153
Series 2013-CR9, Class A1 (USD), 1.34%, 07/10/2045	2,902,919	2,916,986
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	4,255,000	4,767,776
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 5A1 (USD), 6.00%, 12/25/2034	3,897,519	4,061,763
Credit Suisse Mortgage Capital Trust
Series 2013-TH1, Class A1 (USD), 2.13%, 02/25/2043 (a)(b)	4,038,130	3,594,565
Series 2013-IVR1, Class A1 (USD), 2.50%, 03/25/2043 (a)(b)	5,895,663	5,440,630
Series 2013-IVR2, Class A1 (USD), 2.50%, 04/25/2043 (a)(b)	7,890,224	7,396,028
Series 2013-IVR3, ClassA1 (USD), 2.50%, 05/25/2043 (a)(b)	6,006,059	5,563,485
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	5,769,683	5,608,841
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	5,663,925	5,264,125
FDIC Guaranteed Notes Trust
Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (a)	3,367,182	3,513,856
Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (a)	3,355,489	3,421,312
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (a)	2,850,195	2,876,759
GS Mortgage Securites Corp. Trust
Series 2013-NYC5, Class A (USD), 2.32%, 01/10/2030 (a)	4,740,000	4,783,134
Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (a)	6,330,000	6,399,231

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

GS Mortgage Securities Corp. II, Series 2013-KYO, Class A (USD), 1.01%, 11/08/2029 (a)(b)	$6,940,000	$6,905,394
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	3,054,088	3,177,893
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class CFX, (USD), 3.71%, 11/05/2030 (a)	5,210,000	5,293,641
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.52%, 01/25/2036 (b)	3,459,631	3,068,914
Series 2006-AR1, Class A1 (USD), 5.21%, 08/25/2036 (b)	507,955	503,917
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A1 (USD), 1.30%, 01/15/2046	2,680,970	2,693,487
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.55%, 04/25/2035 (b)	2,164,837	2,173,789
Series 2005-A5, Class 2A2 (USD), 2.74%, 08/25/2035 (b)	1,883,419	1,891,493
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	3,013,005	3,168,906
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	7,870,725	7,524,877
Series 2013-1, Class B1 (USD), 3.56%, 03/25/2043 (a)(b)	3,200,284	3,246,339
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (a)(b)	4,814,380	4,725,892
Series 2013-3, Class A3 (USD), 3.49%, 07/25/2043 (a)(b)	5,171,067	5,041,180
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AM (USD), 5.86%, 06/15/2038 (b)	3,040,000	3,347,301
Series 2006-C7, Class A3 (USD), 5.35%, 11/15/2038	5,130,000	5,640,391
Series 2007-C7, Class AM (USD), 6.17%, 09/15/2045 (b)	3,760,000	4,334,714
Madison Avenue Trust, Series 2013-650M, Class A (USD), 3.84%, 10/12/2032 (a)	2,610,000	2,741,695
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.63%, 02/25/2036 (b)	1,399,028	1,368,228
MASTR Alternative Loan Trust, Series 2004-3, Class 4A1 (USD), 5.50%, 04/25/2034	3,117,905	3,353,400
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.14%, 02/25/2036 (b)	2,624,933	2,549,345
Series 2007-2, Class 2A1 (USD), 2.77%, 06/25/2037 (b)	1,749,583	1,681,848
Series 2007-3, Class 2A2 (USD), 2.76%, 09/25/2037 (b)	1,720,846	1,648,969
Morgan Stanley Capital I Trust
Series 2013-WLSR, Class A (USD), 2.70%, 01/11/2032 (a)	4,590,000	4,602,526
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	3,870,000	4,237,424
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	4,130,000	4,645,226
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.53%, 11/06/2017 (b)	3,728,654	3,737,893
Series 2010-R3, Class 1A (USD), 0.72%, 12/08/2020 (b)	5,190,768	5,246,553
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	3,192,485	3,387,531
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (b)	5,284,895	4,756,797
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	5,983,751	5,288,128
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (b)	5,333,495	4,715,066
Series 2013-7, Class A1 (USD), 2.50%, 06/25/2043 (b)	6,095,403	5,642,411
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	4,578,178	4,598,579
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 6.07%, 09/25/2037 (b)	4,025,437	3,973,165
Series 2007-4, Class 3A1 (USD), 6.09%, 09/25/2037 (b)	290,465	306,910
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class A3 (USD), 5.68%, 05/15/2046	2,239,000	2,504,487
Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (b)	5,325,000	5,775,165
WaMu Mortgage Pass Through Certificates
Series 2005-AR5, Class A5 (USD), 2.40%, 05/25/2035 (b)	1,921,508	1,923,871
Series 2005-AR7, Class A3 (USD), 2.41%, 08/25/2035 (b)	4,680,000	4,591,101
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (USD), 4.39%, 11/15/2043 (a)	3,100,000	3,364,977
Wells Fargo Mortgage Backed Securities Trust

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

Series 2005-AR13, Class 4A1 (USD), 5.34%, 05/25/2035 (b)	$3,457,986	$3,491,093
Series 2006-5, Class 1A5 (USD), 5.25%, 04/25/2036	3,676,010	3,789,832
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	1,764,931	1,872,392
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	1,161,189	1,165,536
Series 2007-12, Class A13 (USD), 5.50%, 09/25/2037	108,236	109,004
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2 (USD), 2.93%, 03/15/2046	4,790,000	4,945,754

		288,083,289

Total Commercial Mortgage-Backed Securities		288,083,289

CORPORATE BONDS (29.6%)
BRAZIL (0.6%)
Embraer SA (USD), 5.15%, 06/15/2022	740,000	743,700
Petrobras International Finance Co. (USD), 5.88%, 03/01/2018	7,373,000	7,854,236

		8,597,936

CANADA (0.2%)
National Bank of Canada (USD), GMTN, 1.45%, 11/07/2017	3,860,000	3,811,777

FRANCE (1.3%)
LVMH Moet Hennessy Louis Vuitton SA (USD), 1.63%, 06/29/2017 (a)	6,650,000	6,693,444
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (a)	9,080,000	9,286,407
Sanofi (USD), 4.00%, 03/29/2021	3,530,000	3,797,736

		19,777,587

GERMANY (1.2%)
KFW (AUD), MTN, 6.00%, 08/20/2020 (c)	15,230,000	14,596,388
Norddeutsche Landesbank Girozentrale (USD), 0.88%, 10/16/2015 (a)	3,780,000	3,800,499

		18,396,887

HONG KONG (0.4%)
Hutchison Whampoa International 11 Ltd. (USD), 3.50%, 01/13/2017 (a)	5,710,000	5,999,263

ITALY (0.6%)
Intesa Sanpaolo SpA (USD), 3.13%, 01/15/2016	9,340,000	9,531,330

NETHERLANDS (2.2%)
ABN AMRO Bank (USD), 2.50%, 10/30/2018 (a)	5,550,000	5,555,939
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), GMTN, 3.88%, 02/08/2022	6,820,000	6,958,630
Diageo Finance BV (USD), 3.25%, 01/15/2015	6,300,000	6,470,005
Enel Finance International (USD), 6.00%, 10/07/2039 (a)	5,080,000	5,080,097
Shell International Finance BV (USD), 3.40%, 08/12/2023	9,772,000	9,771,345

		33,836,016

NORWAY (0.7%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	8,220,000	8,646,963
Statoil ASA (USD), 3.95%, 05/15/2043	2,580,000	2,358,417

		11,005,380

PANAMA (0.2%)
Carnival Corp. (USD), 3.95%, 10/15/2020	3,510,000	3,605,160

REPUBLIC OF IRELAND (0.4%)
Iberdrola Finance Ltd. (USD), 5.00%, 09/11/2019 (a)	5,690,000	6,227,324

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

SUPRANATIONAL (1.0%)
International Bank for Reconstruction & Development, Series GDIF (AUD), MTN, 5.75%, 10/21/2019	$16,020,000	$15,264,019

SWEDEN (0.9%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (a)	7,040,000	7,402,447
Svenska Handelsbanken AB (USD), 2.50%, 01/25/2019	5,570,000	5,645,212

		13,047,659

SWITZERLAND (0.9%)
Credit Suisse AG (USD), 1.63%, 03/06/2015 (a)	13,480,000	13,657,612

UNITED KINGDOM (2.1%)
Abbey National Treasury Services PLC (USD), 3.05%, 08/23/2018	3,010,000	3,113,348
BAE Systems PLC (USD), 4.75%, 10/11/2021 (a)	6,852,000	7,357,088
BP Capital Markets PLC (USD), 1.70%, 12/05/2014	1,220,000	1,234,328
Vodafone Group PLC (USD), 2.95%, 02/19/2023	8,260,000	7,775,014
WPP Finance 2010
(USD), 4.75%, 11/21/2021	7,820,000	8,348,929
(USD), 5.63%, 11/15/2043	3,490,000	3,605,802

		31,434,509

UNITED STATES (16.9%)
21st Century Fox America, Inc.
(USD), 8.88%, 04/26/2023	845,000	1,107,207
(USD), 7.75%, 01/20/2024	530,000	655,421
(USD), 8.50%, 02/23/2025	350,000	456,839
(USD), 7.43%, 10/01/2026	3,902,000	4,870,512
American International Group, Inc. (USD), 4.13%, 02/15/2024	2,940,000	2,982,063
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	7,760,000	7,338,229
Bank of America Corp.
(USD), 2.60%, 01/15/2019	9,540,000	9,605,454
(USD), MTN, 5.00%, 01/21/2044	5,140,000	5,196,648
Berkshire Hathaway, Inc. (USD), 4.50%, 02/11/2043	5,110,000	4,887,347
Boeing Co. (The) (USD), 7.95%, 08/15/2024	8,269,000	11,414,602
Bristol-Myers Squibb Co. (USD), 4.50%, 03/01/2044	4,990,000	4,982,545
Burlington Northern Santa Fe LLC (USD), 4.40%, 03/15/2042	2,570,000	2,431,472
Celgene Corp. (USD), 3.95%, 10/15/2020	—	—
Citigroup, Inc. (USD), 2.50%, 09/26/2018	11,050,000	11,126,378
CME Group, Inc. (USD), 3.00%, 09/15/2022	2,170,000	2,119,786
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	6,525,000	7,419,414
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (USD), 2.40%, 03/15/2017	5,890,000	6,044,112
Dow Chemical Co. (The) (USD), 4.38%, 11/15/2042	2,770,000	2,519,298
Edison International (USD), 3.75%, 09/15/2017	6,715,000	7,169,451
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	8,348,000	8,591,169
FedEx Corp. (USD), 4.90%, 01/15/2034	2,870,000	2,943,991
FMC Corp. (USD), 4.10%, 02/01/2024	4,860,000	4,953,783
Freeport-McMoRan Copper & Gold, Inc. (USD), 3.55%, 03/01/2022	3,360,000	3,220,436
General Electric Capital Corp. (USD), GMTN, 3.10%, 01/09/2023	7,260,000	7,011,367
Goldman Sachs Group, Inc. (The)
(USD), 1.24%, 02/07/2014(b)	4,430,000	4,430,199
(USD), 2.90%, 07/19/2018	4,740,000	4,849,304
Harley-Davidson Financial Services, Inc. (USD), MTN, 3.88%, 03/15/2016 (a)	5,260,000	5,573,417
Hewlett-Packard Co.
(USD), 6.13%, 03/01/2014	2,230,000	2,238,945
(USD), 2.63%, 12/09/2014	3,403,000	3,462,842
Ingersoll-Rand Global Holding Co. Ltd. (USD), 5.75%, 06/15/2043 (a)	2,430,000	2,661,421

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

International Business Machines Corp.
(USD), 7.00%, 10/30/2025	$2,570,000	$3,331,080
(USD), 6.22%, 08/01/2027	4,306,000	5,315,038
JPMorgan Chase & Co.
(USD), 2.00%, 08/15/2017	6,680,000	6,772,371
(USD), 4.35%, 08/15/2021	4,630,000	4,938,705
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	1,570,000	1,587,290
Merck Sharp & Dohme Corp. (USD), 6.30%, 01/01/2026	650,000	808,623
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/2015 (a)	4,600,000	4,749,072
Morgan Stanley (USD), GMTN, 5.55%, 04/27/2017	6,050,000	6,782,461
Newmont Mining Corp. (USD), 4.88%, 03/15/2042	4,250,000	3,296,062
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	5,210,000	5,321,213
Omnicom Group, Inc. (USD), 6.25%, 07/15/2019	6,198,000	7,290,701
Oracle Corp. (USD), 3.75%, 07/08/2014	1,315,000	1,334,225
Pentair Finance SA (USD), 1.88%, 09/15/2017	4,260,000	4,262,893
Public Service Electric & Gas Co., Series G, (USD), MTN, 0.85%, 08/15/2014	1,555,000	1,560,032
Sempra Energy
(USD), 1.00%, 03/15/2014(b)	10,060,000	10,068,440
(USD), 9.80%, 02/15/2019	8,077,000	10,759,889
Thermo Fisher Scientific, Inc. (USD), 3.25%, 11/20/2014	4,740,000	4,843,422
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	1,770,000	2,209,689
United Parcel Service, Inc. (USD), 3.88%, 04/01/2014	2,380,000	2,393,273
United Technologies Corp. (USD), 8.75%, 03/01/2021	2,700,000	3,609,050
Verizon Communications, Inc. (USD), 6.40%, 09/15/2033	7,480,000	8,790,085
Wal-Mart Stores, Inc. (USD), 4.25%, 04/15/2021	3,210,000	3,515,496
WellPoint, Inc.
(USD), 4.65%, 01/15/2043	2,140,000	2,057,944
(USD), 5.10%, 01/15/2044	2,230,000	2,285,732
Wyeth LLC (USD), 6.45%, 02/01/2024	3,747,000	4,618,331
Zimmer Holdings, Inc.
(USD), 4.63%, 11/30/2019	2,956,000	3,292,168
(USD), 3.38%, 11/30/2021	1,770,000	1,779,910

		259,836,847

Total Corporate Bonds		454,029,306

MUNICIPAL BONDS (3.6%)
UNITED STATES (3.6%)
CALIFORNIA (1.0%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 5.76%, 07/01/2029	2,810,000	3,231,359
San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	3,370,000	4,007,334
State of California General Obligation Unlimited Bonds
(USD), 7.55%, 04/01/2039	4,000,000	5,554,680
(USD), 7.35%, 11/01/2039	2,195,000	2,946,678

		15,740,051

CONNECTICUT (0.3%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	4,420,000	5,133,786

FLORIDA (0.1%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	2,370,000	2,383,864

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

MASSACHUSETTS (0.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	$4,975,000	$5,377,030
(USD), 4.91%, 05/01/2029	1,810,000	1,963,126

		7,340,156

NEW YORK (1.2%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/2043	5,355,000	6,094,151
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	3,655,000	4,043,161
(USD), 5.01%, 08/01/2027	3,780,000	4,024,453
New York State Dormitory Authority Revenue Bonds (USD), 5.60%, 03/15/2040	3,760,000	4,349,229

		18,510,994

OREGON (0.5%)
State of Oregon General Obligation Unlimited Bonds (USD), 5.89%, 06/01/2027	6,100,000	7,257,292

		56,366,143

Total Municipal Bonds		56,366,143

GOVERNMENT BONDS (13.6%)
AUSTRALIA (2.9%)
Australia Government Bond (AUD), 5.25%, 03/15/2019	24,830,000	23,708,081
New South Wales Treasury Corp. (AUD), 6.00%, 04/01/2019	14,580,000	14,230,780
Queensland Treasury Corp. (AUD), 6.00%, 06/14/2021	6,610,000	6,514,309

		44,453,170

BAHAMAS (0.2%)
Commonwealth of the Bahamas (USD), 5.75%, 01/16/2024 (a)	2,140,000	2,122,566

BRAZIL (3.3%)
Brazil Letras do Tesouro Nacional (BRL), 0.00%, 01/01/2017 (d)	51,874,000	15,049,726
Brazil Notas do Tesouro Nacional, Serie F (BRL), 10.00%, 01/01/2017	92,452,000	35,796,979

		50,846,705

CANADA (1.0%)
Export Development Canada (USD), 3.13%, 04/24/2014	3,640,000	3,663,969
Province of British Columbia (USD), 2.85%, 06/15/2015	2,080,000	2,153,025
Province of Ontario (USD), 4.10%, 06/16/2014	9,180,000	9,311,852

		15,128,846

MEXICO (4.6%)
Mexican Bonos (MXN), 7.75%, 05/29/2031	281,330,000	21,640,533
Mexico Fixed Rate Bonds, Series M20 (MXN), 10.00%, 12/05/2024	526,428,400	49,485,884

		71,126,417

QATAR (0.6%)
Qatar Government International Bond (USD), 4.00%, 01/20/2015 (a)	9,310,000	9,635,850

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (a)	3,230,000	3,109,301

SWEDEN (0.8%)
Sweden Government International Bond (USD), 1.00%, 06/03/2014 (a)	12,070,000	12,106,717

Total Government Bonds		208,529,572

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

GOVERNMENT AGENCIES (0.1%)
MEXICO (0.1%)
Petroleos Mexicanos (USD), 6.38%, 01/23/2045 (a)	$2,480,000	$2,486,431

Total Government Agencies		2,486,431

U.S. AGENCIES (13.1%)
UNITED STATES (13.1%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	1,935	2,178
(USD), 6.50%, 08/01/2036	786,748	878,345
(USD), 6.50%, 09/01/2037	118,822	132,656
(USD), 6.50%, 12/01/2037	137,231	153,613
(USD), 6.50%, 05/01/2038	2,844,847	3,205,549
(USD), 6.50%, 09/01/2038	206,001	229,630
(USD), 6.50%, 10/01/2038	2,039,448	2,276,889
(USD), 6.50%, 10/01/2038	21,042	23,538
(USD), 6.50%, 11/01/2038	1,280,892	1,483,053
(USD), 6.50%, 12/01/2038	727,230	812,420
(USD), 4.50%, 11/01/2039	2,735,552	2,932,985
(USD), 4.50%, 09/01/2040	13,573	14,557
(USD), 4.50%, 04/01/2041	12,185	13,075
(USD), 4.50%, 05/01/2041	729,238	782,641
(USD), 4.50%, 06/01/2041	1,424,024	1,527,994
(USD), 5.00%, 10/01/2041	12,114,478	13,223,715
(USD), 4.50%, 11/01/2041	2,762,859	2,961,161
(USD), 3.00%, 02/01/2043	7,817,158	7,595,533
(USD), 3.00%, 04/01/2043	7,871,644	7,660,774
TBA (USD), 3.50%, 02/01/2044	7,820,000	7,916,528
Federal National Mortgage Association
(USD), 4.50%, 10/01/2019	3,482,641	3,732,935
(USD), 3.50%, 10/01/2023	14,395,316	15,258,275
(USD), 3.50%, 10/01/2023	5,539,793	5,871,137
(USD), 5.00%, 05/01/2035	3,768,360	4,124,345
(USD), 2.76%, 02/01/2036(b)	352,470	377,900
(USD), 5.50%, 11/01/2036	459,742	506,992
(USD), 5.50%, 05/01/2037	13,267,796	14,715,940
(USD), 5.50%, 02/01/2038	2,502,922	2,760,133
(USD), 5.50%, 11/01/2038	5,247,800	5,781,138
(USD), 5.50%, 02/01/2041	800,092	897,362
(USD), 4.00%, 10/01/2041	15,069,609	15,818,018
(USD), 3.00%, 02/01/2043	15,664,676	15,254,201
(USD), 3.00%, 03/01/2043	2,203,702	2,122,181
(USD), 3.00%, 06/01/2043	2,493,414	2,401,447
(USD), 4.00%, 06/01/2043	8,140,210	8,543,579
(USD), 3.00%, 07/01/2043	2,055,848	1,979,963
(USD), 3.00%, 10/01/2043	5,984,645	5,763,368
TBA (USD), 4.50%, 02/01/2044	22,100,000	23,716,063
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	204,232	227,169
(USD), 6.00%, 06/15/2037	176,553	196,561
(USD), 6.00%, 09/15/2037	260,870	290,372
(USD), 6.00%, 11/15/2037	816,573	909,346
(USD), 6.00%, 11/15/2037	285,906	318,376
(USD), 6.00%, 12/15/2037	277,042	308,591
(USD), 6.00%, 12/15/2037	92,505	103,035

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

(USD), 6.00%, 01/15/2038	$199,592	$222,279
(USD), 6.00%, 04/15/2038	395,572	440,433
(USD), 5.00%, 06/15/2038	110,663	121,769
(USD), 6.00%, 07/15/2038	152,776	169,913
(USD), 6.00%, 08/15/2038	74,287	82,787
(USD), 6.00%, 09/15/2038	464,760	522,113
(USD), 6.00%, 09/15/2038	254,521	283,605
(USD), 5.00%, 03/15/2039	890,015	979,348
(USD), 5.00%, 04/15/2039	335,197	369,265
(USD), 5.00%, 06/15/2039	290,152	321,448
(USD), 4.50%, 04/15/2040	2,220,839	2,416,942
(USD), 4.50%, 07/15/2040	3,067,672	3,338,073
(USD), 4.50%, 04/15/2041	4,090,880	4,446,637
(USD), 5.00%, 05/15/2041	493,586	546,545
(USD), 5.00%, 06/15/2041	450,299	494,838
(USD), 5.00%, 10/15/2041	15,294	16,826

		200,578,082

Total U.S. Agencies		200,578,082

U.S. TREASURIES (6.3%)
UNITED STATES (6.3%)
U.S. Treasury Bonds
(USD), 4.75%, 02/15/2041	6,530,000	7,916,606
(USD), 2.88%, 05/15/2043	580,000	499,661
(USD), 3.63%, 08/15/2043	10,170,000	10,173,173
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043	8,039,434	6,658,283
U.S. Treasury Notes
(USD), 0.38%, 08/31/2015	4,370,000	4,379,562
(USD), 0.10%, 01/31/2016 (b)	8,000,000	8,000,160
(USD), 0.63%, 10/15/2016	10,880,000	10,890,630
(USD), 1.25%, 11/30/2018	21,560,000	21,348,604
(USD), 1.50%, 12/31/2018	11,470,000	11,478,511
(USD), 1.75%, 10/31/2020	9,730,000	9,525,514
(USD), 2.75%, 11/15/2023	5,420,000	5,459,804

		96,330,508

Total U.S. Treasuries		96,330,508

REPURCHASE AGREEMENT (7.1%)
UNITED STATES (7.1%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $108,632,260, Collateralized by U.S. Treasury Note, maturing 08/31/2015; total market value of $110,807,345	108,632,260	108,632,260

Total Repurchase Agreement		108,632,260

Total Investments (Cost $1,558,141,078) (e)—101.0%		1,549,817,130

Liabilities in excess of other assets—(1.0)%		(15,840,244)

Net Assets—100.0%		$1,533,976,886

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	This security is government guaranteed.
(d)	Issued with a zero coupon.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Total Return Bond Fund

(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
BRL	Brazilian Real
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Mexican Peso/United States Dollar
02/24/2014	Credit Suisse	MXN	52,962,403	USD	3,921,630	$3,953,923	$32,293
02/24/2014	Deutsche Bank	MXN	52,962,403	USD	3,909,155	3,953,923	44,768

						$7,907,846	$77,061

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/28/2014	Deutsche Bank	USD	6,757,064	AUD	7,728,099	$6,725,674	$31,390
04/28/2014	Westpac Banking Corp.	USD	59,071,872	AUD	67,709,739	58,926,990	144,882
Brazilian Real/United States Dollar
04/30/2014	Credit Suisse	USD	32,483,219	BRL	80,408,960	32,608,725	(125,506)
04/30/2014	JPMorgan Chase	USD	17,639,133	BRL	43,670,967	17,710,147	(71,014)
United States Dollar/Mexican Peso
02/24/2014	Credit Suisse	USD	20,777,113	MXN	277,025,411	20,681,409	95,704
02/24/2014	Deutsche Bank	USD	5,976,390	MXN	79,308,305	5,920,784	55,606

						$142,573,729	$131,062

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (70.8%)
AUSTRALIA (0.5%)
Paladin Energy Ltd. (USD), 6.00%, 04/30/2017 (a)	$16,580,000	$13,968,650

AUSTRIA (0.0%)
Sappi Papier Holding GmbH (USD), 6.63%, 04/15/2021 (a)	400,000	404,000

BERMUDA (0.5%)
Seadrill Ltd. (USD), 6.13%, 09/15/2020 (a)	13,375,000	13,508,750

BRAZIL (0.3%)
Tonon Bioenergia SA (USD), 9.25%, 01/24/2020 (a)	11,375,000	8,744,531

CANADA (5.3%)
Air Canada
(CAD), 7.63%, 10/01/2019 (a)	12,530,000	11,981,549
(USD), 8.75%, 04/01/2020 (a)	2,080,000	2,256,800
Bombardier, Inc.
(USD), 6.13%, 01/15/2023 (a)	8,080,000	7,999,200
(USD), 7.45%, 05/01/2034 (a)	4,170,000	4,149,150
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	12,320,000	12,597,200
Garda World Security Corp. (USD), 7.25%, 11/15/2021 (a)	5,340,000	5,506,875
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)	13,460,000	12,269,840
MEG Energy Corp. (USD), 7.00%, 03/31/2024 (a)	2,150,000	2,193,000
Postmedia Network, Inc. (CAD), 8.25%, 08/16/2017 (a)	32,788,900	30,286,492
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)	12,920,000	12,140,625
Trinidad Drilling Ltd. (USD), 7.88%, 01/15/2019 (a)	21,575,000	23,193,125
Uranium One Investments, Inc. (USD), 6.25%, 12/13/2018 (a)	14,835,000	14,835,000

		139,408,856

CAYMAN ISLANDS (0.3%)
Comunicaciones Celulares SA (USD), 6.88%, 02/06/2024 (a)	7,205,000	7,077,688

CHINA (0.8%)
MIE Holdings Corp. (USD), 9.75%, 05/12/2016 (a)	15,290,000	16,092,725
Residential Reinsurance 2013 Ltd. (USD), 8.02%, 06/06/2019 (a)(b)	5,380,000	5,633,129

		21,725,854

CZECH REPUBLIC (1.0%)
CET 21 spol sro (EUR), 9.00%, 11/01/2017 (a)	17,545,000	24,786,922

FRANCE (1.3%)
Credit Agricole SA (USD), 7.88%, 01/29/2049 (a)(b)(c)	1,940,000	1,971,525
Labco SAS (EUR), 8.50%, 01/15/2018 (a)	15,864,000	22,813,239
Societe Generale SA (USD), 7.88%, 12/29/2049 (a)(b)(c)	8,760,000	8,893,590

		33,678,354

GERMANY (0.7%)
Commerzbank AG (USD), 8.13%, 09/19/2023 (a)	9,665,000	10,655,663
KP Germany Erste GmbH (EUR), 11.63%, 07/15/2017 (a)	4,370,000	6,748,656
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (EUR), 5.13%, 01/21/2023 (a)	770,000	1,067,057

		18,471,376

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

GUATEMALA (0.3%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	$7,385,000	$7,532,700

INDONESIA (0.5%)
Gajah Tunggal Tbk PT (USD), 7.75%, 02/06/2018 (a)	12,880,000	12,783,400

JERSEY (1.2%)
Galaxy Bidco Ltd.
(GBP), 5.52%, 11/15/2019 (a)(b)	2,025,000	3,353,861
(GBP), 6.38%, 11/15/2020 (a)	7,325,000	12,243,254
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,672,322
Hastings Insurance Group Finance PLC
(GBP), 6.58%, 10/21/2019 (a)(b)	3,680,000	6,094,919
(GBP), 8.00%, 10/21/2020 (a)	4,375,000	7,443,778

		31,808,134

LUXEMBOURG (3.3%)
ArcelorMittal (USD), 7.50%, 10/15/2039	13,225,000	13,059,687
ARD Finance SA
(USD), 11.13%, 06/01/2018 (a)	1,455,000	1,560,488
PIK (EUR), 11.13%, 06/01/2018 (a)	10,225,000	14,590,538
Exopack Holdings SA (USD), 7.88%, 11/01/2019 (a)	1,525,000	1,586,000
Far East Capital Ltd. SA (USD), 8.00%, 05/02/2018	2,335,000	2,095,663
INEOS Group Holdings SA
(USD), 6.13%, 08/15/2018 (a)	1,935,000	1,973,700
(EUR), 6.50%, 08/15/2018 (a)	13,715,000	19,052,336
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	9,405,000	13,320,013
Mobile Challenger Intermediate Group SA
(CHF), 8.75%, 03/15/2019 (a)	5,450,000	6,236,558
(EUR), 8.75%, 03/15/2019 (a)	4,390,000	6,172,424
Xella Holdco Finance SA (EUR), 9.13%, 09/15/2018 (a)	5,375,000	7,720,462

		87,367,869

MARSHALL ISLAND (0.3%)
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (USD), 8.13%, 11/15/2021 (a)	7,540,000	7,728,500

MEXICO (1.5%)
Axtel SAB de CV (USD), 8.00%, 01/31/2020 (a)	13,865,000	13,275,738
Trust F/1401 (USD), 6.95%, 01/30/2044 (a)	14,405,000	13,864,812
TV Azteca SAB de CV (USD), MTN, 7.63%, 09/18/2020	12,480,000	12,723,734

		39,864,284

NETHERLANDS (1.0%)
Adria Bidco BV (EUR), 7.88%, 11/15/2020 (a)	9,150,000	12,464,007
Metinvest BV (USD), 8.75%, 02/14/2018 (a)	15,315,000	14,089,800

		26,553,807

PARAGUAY (0.2%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	5,755,000	5,841,901

PERU (0.8%)
Banco de Credito del Peru (USD), 6.13%, 04/24/2027 (a)(b)	7,170,000	7,152,075
Corp. Lindley SA (USD), 4.63%, 04/12/2023 (a)	13,810,000	12,446,263

		19,598,338

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

REPUBLIC OF IRELAND (0.4%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 6.75%, 01/31/2021 (a)	$3,600,000	$3,636,000
Argon Capital PLC for Royal Bank of Scotland (GBP), EMTN, 2.86%, 10/29/2049 (b)(c)	3,203,000	3,416,475
Nomos Bank Via Nomos Capital PLC (USD), 10.00%, 04/26/2019	3,855,000	4,009,200

		11,061,675

RUSSIA (1.0%)
Evraz Group SA (USD), 9.50%, 04/24/2018 (a)	11,735,000	12,688,469
Far Eastern Shipping Co. (USD), 8.00%, 05/02/2018 (a)	10,485,000	9,410,287
VTB Bank OJSC via VTB Eurasia Ltd. (USD), 9.50%, 12/29/2049 (a)(b)(c)	4,930,000	5,287,425

		27,386,181

SWEDEN (0.4%)
Verisure Holding AB (EUR), MTN, 8.75%, 12/01/2018 (a)	7,890,000	11,585,756

SWITZERLAND (0.3%)
Credit Suisse Group AG (USD), 7.50%, 12/11/2049 (a)(b)(c)	7,135,000	7,518,578

UKRAINE (0.6%)
Mriya Agro Holding PLC (USD), 9.45%, 04/19/2018 (a)	18,125,000	14,862,500

UNITED KINGDOM (5.2%)
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	24,975,000	25,474,500
Barclays Bank PLC (GBP), 6.13%, 04/29/2049 (b)(c)	6,586,000	10,769,876
Barclays PLC (USD), 8.25%, 12/11/2049 (b)(c)	10,640,000	10,982,182
INEOS Group Holdings SA (EUR), 7.88%, 02/15/2016 (a)	2,250,014	3,043,940
Intelsat Jackson Holdings SA (USD), 7.25%, 04/01/2019	4,130,000	4,460,400
Lloyds Bank PLC
(GBP), EMTN, 13.00%, 01/29/2049 (b)(c)	8,010,000	21,265,720
(EUR), 2.72%, 10/29/2049 (b)(c)	3,769,000	5,102,565
National Westminster Bank PLC (GBP), EMTN, 5.98%, 01/29/2049 (b)(c)	2,815,000	4,370,744
Pearl Group Holdings No 1 Ltd. (GBP), 6.59%, 11/29/2049 (b)(c)	8,491,500	12,667,943
Royal Bank of Scotland Group PLC (EUR), 5.50%, 11/29/2049 (c)	4,353,000	5,073,916
Unique Pub Finance Co. PLC
Series M (GBP), 7.40%, 03/28/2024	7,715,000	12,682,678
Series A4 (GBP), 5.66%, 06/30/2027	10,486,349	17,347,097
Virgin Media Secured Finance PLC (USD), 5.38%, 04/15/2021 (a)	2,070,000	2,085,525

		135,327,086

UNITED STATES (42.7%)
AES Corp. (USD), 8.00%, 06/01/2020	20,670,000	24,028,875
Alpha Natural Resources, Inc.
(USD), 6.00%, 06/01/2019	11,220,000	9,340,650
(USD), 6.25%, 06/01/2021	3,485,000	2,866,413
American Achievement Corp. (USD), 10.88%, 04/15/2016 (a)	12,510,000	13,229,325
American International Group, Inc., Series A2 (GBP), 5.75%, 03/15/2067 (b)	4,000,000	6,582,170
APX Group, Inc.
(USD), 6.38%, 12/01/2019	6,265,000	6,327,650
(USD), 8.75%, 12/01/2020	9,375,000	9,585,937
(USD), 8.75%, 12/01/2020 (a)	710,000	724,200
Arch Coal, Inc.
(USD), 8.00%, 01/15/2019 (a)	2,665,000	2,665,000
(USD), 7.00%, 06/15/2019	5,415,000	4,230,469
(USD), 7.25%, 06/15/2021	25,130,000	19,161,625
Blackboard, Inc. (USD), 7.75%, 11/15/2019 (a)	7,460,000	7,627,850
Blue Danube Ltd. (USD), 10.80%, 04/10/2015 (a)(b)	9,355,000	9,948,107

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	$7,715,000	$8,332,200
Cenveo Corp. (USD), 8.88%, 02/01/2018	7,665,000	7,626,675
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	7,545,000	8,167,462
Chesapeake Energy Corp. (USD), 5.38%, 06/15/2021	4,150,000	4,336,750
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022 (a)	13,510,000	13,873,081
Clayton Williams Energy, Inc. (USD), 7.75%, 04/01/2019	24,450,000	25,428,000
Clear Channel Worldwide Holdings, Inc. (USD), 6.50%, 11/15/2022	11,665,000	12,028,362
Clearwire Communications LLC (USD), 14.75%, 12/01/2016 (a)	710,000	954,063
Compass Re Ltd., Series CL3 (USD), 11.27%, 01/08/2015 (a)(b)	7,245,000	7,578,994
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(e)(f)	1,500,000	48,095
Drill Rigs Holdings, Inc. (USD), 6.50%, 10/01/2017 (a)	15,595,000	16,569,687
El Paso LLC
(USD), GMTN, 8.05%, 10/15/2030	1,330,000	1,395,827
(USD), GMTN, 7.80%, 08/01/2031	23,249,000	24,213,113
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 10.00%, 12/01/2020	6,880,000	7,310,000
Everglades Re Ltd. (USD), 10.02%, 03/28/2018 (a)(b)	2,452,000	2,637,984
First Data Corp. (USD), 8.25%, 01/15/2021 (a)	23,345,000	24,862,425
Florida East Coast Holdings Corp. (USD), 10.50%, 08/01/2017	21,342,925	21,983,213
Frontier Communications Corp.
(USD), 8.75%, 04/15/2022	13,533,000	14,835,551
(USD), 7.63%, 04/15/2024	1,840,000	1,835,400
(USD), 9.00%, 08/15/2031	13,510,000	13,577,550
GenCorp, Inc. (USD), 7.13%, 03/15/2021 (a)	13,010,000	14,018,275
General Motors (Escrow Shares)
(USD), 7.13%, 07/15/2013	2,240,000	—
(USD), 8.25%, 07/15/2023	35,495,000	—
(USD), 8.10%, 06/15/2024	2,485,000	—
(USD), 7.38%, 05/23/2048	3,460,000	—
(USD), 8.80%, 03/01/2049	7,200,000	—
(USD), 8.38%, 07/15/2049	3,550,000	—
General Motors Co. (USD), 6.25%, 10/02/2043 (a)	18,855,000	20,033,437
GenOn Americas Generation LLC
(USD), 8.50%, 10/01/2021	295,000	295,000
(USD), 9.13%, 05/01/2031	19,722,650	18,933,744
Global Brass & Copper, Inc. (USD), 9.50%, 06/01/2019	23,975,000	27,631,187
Halcon Resources Corp. (USD), 8.88%, 05/15/2021	23,875,000	23,934,687
HCA Holdings, Inc. (USD), 7.75%, 05/15/2021	14,920,000	16,412,000
HCA, Inc.
(USD), 7.50%, 02/15/2022	6,645,000	7,517,156
(USD), 5.88%, 03/15/2022	2,350,000	2,479,250
Hercules Offshore, Inc.
(USD), 10.25%, 04/01/2019 (a)	4,770,000	5,366,250
(USD), 8.75%, 07/15/2021 (a)	7,870,000	8,814,400
(USD), 7.50%, 10/01/2021 (a)	6,955,000	7,250,588
Immucor, Inc. (USD), 11.13%, 08/15/2019	9,385,000	10,593,319
IMS Health, Inc. (USD), 12.50%, 03/01/2018 (a)	18,465,000	21,604,050
Jefferies Finance LLC / JFIN Co-Issuer Corp. (USD), 7.38%, 04/01/2020 (a)	6,260,000	6,588,650
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	7,195,000	7,248,963
KCG Holdings, Inc. (USD), 8.25%, 06/15/2018 (a)	6,790,000	7,265,300
Lamar Media Corp. (USD), 5.38%, 01/15/2024 (a)	2,425,000	2,467,438
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	10,515,000	11,198,475
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	11,840,000	12,935,200
Level 3 Financing, Inc.
(USD), 7.00%, 06/01/2020	23,730,000	25,331,775
(USD), 6.13%, 01/15/2021	1,425,000	1,460,625
Lynx I Corp. (GBP), 6.00%, 04/15/2021 (a)	7,940,000	13,391,922

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

Marquette Transportation Co LLC / Marquette Transportation Finance Corp. (USD), 10.88%, 01/15/2017	$25,125,000	$26,601,094
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance (USD), 9.75%, 04/01/2021 (a)	6,900,000	7,538,250
Mellon Capital III (GBP), 6.37%, 09/05/2066 (b)	7,650,000	12,874,501
MetroPCS Wireless, Inc.
(USD), 6.63%, 11/15/2020	4,915,000	5,216,044
(USD), 6.25%, 04/01/2021 (a)	7,110,000	7,412,175
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC (USD), 9.25%, 06/01/2021	27,360,000	28,591,200
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020	3,895,000	4,177,388
(EUR), 9.50%, 01/15/2021	6,060,000	7,131,046
Mythen Re Ltd., Series 2012-2, Class A (USD), 8.55%, 01/05/2017 (a)(b)	5,875,000	6,236,019
Neiman Marcus Group Ltd., Inc
(USD), 8.00%, 10/15/2021 (a)	2,400,000	2,526,000
PIK (USD), 8.75%, 10/15/2021 (a)	600,000	633,000
New Albertsons, Inc.
(USD), 7.75%, 06/15/2026	9,462,000	7,711,530
Series C (USD), MTN, 6.63%, 06/01/2028	4,420,000	3,127,150
(USD), 7.45%, 08/01/2029	19,080,000	15,407,100
(USD), 8.70%, 05/01/2030	10,285,000	8,845,100
New Enterprise Stone & Lime Co Inc. (USD), 13.00%, 03/15/2018	11,221,028	12,960,287
Opal Acquisition, Inc. (USD), 8.88%, 12/15/2021 (a)	6,285,000	6,214,294
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	21,470,000	22,275,125
PHH Corp. (USD), 6.38%, 08/15/2021	14,430,000	14,538,225
PNC Preferred Funding Trust I (USD), 1.89%, 03/15/2017 (a)(b)(c)	16,215,000	14,755,650
Residential Reinsurance 2011 Ltd. (USD), 8.92%, 06/06/2017 (a)(b)	10,790,000	11,428,768
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (USD), 9.00%, 04/15/2019	21,125,000	22,630,156
Samson Investment Co. (USD), 10.50%, 02/15/2020 (a)	22,410,000	24,763,050
SandRidge Energy, Inc.
(USD), 8.75%, 01/15/2020	5,573,000	6,046,705
(USD), 7.50%, 03/15/2021	6,675,000	6,958,688
(USD), 7.50%, 03/15/2021 (a)	250	261
Spanish Broadcasting System, Inc. (USD), 12.50%, 04/15/2017 (a)	13,595,000	14,886,525
Standard Pacific Corp. (USD), 8.38%, 01/15/2021	18,035,000	21,213,669
Successor X Ltd.
(USD), 9.35%, 02/25/2014 (a)(b)	14,115,000	14,173,224
(USD), 11.27%, 11/10/2015 (a)(b)	6,845,000	7,309,776
SUPERVALU, Inc. (USD), 8.00%, 05/01/2016	13,125,000	14,535,937
T-Mobile USA, Inc.
(USD), 6.13%, 01/15/2022	9,645,000	9,886,125
(USD), 6.73%, 04/28/2022	3,270,000	3,445,763
(USD), 6.84%, 04/28/2023	1,090,000	1,141,775
Townsquare Radio LLC / Townsquare Radio, Inc. (USD), 9.00%, 04/01/2019 (a)	17,550,000	19,305,000
Verso Paper Holdings LLC / Verso Paper, Inc. (USD), 11.75%, 01/15/2019	23,760,000	25,660,800
Visant Corp. (USD), 10.00%, 10/01/2017	12,965,000	12,576,050
Visteon Corp. (USD), 6.75%, 04/15/2019	14,704,000	15,549,480
Windstream Corp. (USD), 6.38%, 08/01/2023	13,080,000	12,229,800
WPX Energy, Inc. (USD), 6.00%, 01/15/2022	25,877,000	25,877,000
Wyle Services Corp. (USD), 10.50%, 04/01/2018 (a)	12,315,000	12,715,237
Zayo Group LLC / Zayo Capital, Inc. (USD), 10.13%, 07/01/2020	14,095,000	16,367,819

		1,120,157,180

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

VIETNAM (0.4%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	$10,730,000	$11,534,750

Total Corporate Bonds		1,860,287,620

GOVERNMENT BONDS (3.9%)
BRAZIL (0.8%)
Brazil Notas do Tesouro Nacional, Serie F (BRL), 10.00%, 01/01/2023	56,735,000	19,637,940

GABON (0.3%)
Gabonese Republic (USD), 6.38%, 12/12/2024 (a)	8,565,000	8,843,363

HONDURAS (0.5%)
Republic of Honduras (USD), 8.75%, 12/16/2020 (a)	12,855,000	13,288,856

INDONESIA (0.5%)
Indonesia Government International Bond
(USD), 5.88%, 01/15/2024 (a)	6,910,000	7,056,838
(USD), 6.75%, 01/15/2044 (a)	7,100,000	7,171,000

		14,227,838

MEXICO (1.1%)
Mexico Fixed Rate Bonds, Series M10 (MXN), 8.00%, 12/17/2015	368,500,000	29,532,048

MONGOLIA (0.3%)
Development Bank of Mongolia LLC (USD), MTN, 5.75%, 03/21/2017	7,240,000	6,841,800

MOZAMBIQUE (0.4%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)	10,560,000	9,926,400

Total Government Bonds		102,298,245

GOVERNMENT AGENCIES (0.6%)
INDONESIA (0.5%)
Pertamina Persero PT
(USD), MTN, 4.30%, 05/20/2023	10,705,000	9,126,012
(USD), 6.00%, 05/03/2042	4,450,000	3,582,250

		12,708,262

MEXICO (0.1%)
Petroleos Mexicanos (USD), 6.38%, 01/23/2045 (a)	2,140,000	2,123,993

Total Government Agencies		14,832,255

TERM LOANS (12.1%)
REPUBLIC OF IRELAND (1.1%)
Eircom Finco S.A.R.L. (EUR), 3.26%, 09/30/2017 (b)	18,149,911	30,476,077

UNITED STATES (11.0%)
Cenevo Corp. (USD), 6.25%, 02/13/2017 (b)	14,776,868	14,998,521
Cengage Learning, Inc.
(USD), 0.00%, 07/03/2014 (b)	10,905,000	10,014,421
(USD), 0.00%, 07/05/2017 (b)	4,125,351	3,782,398
Commercial Barge Line Co. (USD), 7.50%, 09/23/2019 (b)	24,202,112	24,171,860
Del Monte Foods Co. (USD), 0.00%, 04/11/2021 (b)	10,970,000	11,139,124
Dream Secured BondCo AB (EUR), 0.00%, 08/15/2019 (b)	9,236,846	13,314,199
Expera Specialty Solutions (USD), 7.50%, 12/21/2018 (b)	9,994,775	10,144,697
Garda World Security Corp. (CAD), 3.99%, 11/06/2020 (b)	4,320,000	3,895,758

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

Isola USA Corp. (USD), 9.25%, 11/23/2018 (b)	$32,025,000	$32,825,625
Lonestar Intermediate Holdings LLC (USD), 11.00%, 09/02/2019 (b)	16,570,000	17,098,169
McGraw-Hill Global Holdings (USD), 9.00%, 03/22/2019 (b)	14,334,523	14,630,173
Navistar International, Inc. (USD), 5.75%, 08/17/2017 (b)	4,446,907	4,535,845
Newpage Corp. (USD), 8.75%, 12/21/2018 (b)	14,315,400	14,628,549
Pacific Industrial Services US Finco LLC (USD), 8.75%, 04/02/2019 (b)	7,920,000	8,132,850
Philadelphia Energy (USD), 6.25%, 04/04/2018 (b)	16,152,938	14,648,695
Pinnacle Operating Corp. (USD), 4.75%, 11/15/2018 (b)	11,075,233	11,151,375
Redtop Acquisitions, Ltd.
(EUR), 0.00%, 12/03/2020 (b)	1,135,000	1,546,464
(USD), 8.25%, 12/03/2021 (b)	905,000	920,837
Texas Competitive Electric Co. (USD), 3.73%, 10/10/2014 (b)	36,981,952	26,072,276
Van Wagner Communications LLC (USD), 6.25%, 08/03/2018 (b)	16,264,759	16,569,724
Visant Holding Corp. (USD), 5.25%, 12/22/2016 (b)	11,152,515	11,064,890
YRC Worldwide, Inc.
(USD), 11.75%, 09/30/2014 (b)	16,628,625	16,732,554
(USD), 8.00%, 03/31/2015 (b)	99,804	97,496
(USD), 10.50%, 03/31/2015 (b)	6,046,826	6,030,451

		288,146,951

Total Term Loans		318,623,028

COMMON STOCKS (1.8%)
NORWAY (1.7%)
Deep Ocean (f)(g)	1,427,968	43,622,057

UNITED STATES (0.1%)
General Motors Co. *	48,313	1,743,133
Motors Liquidation Co. GUC Trust *	59,350	1,830,948

		3,574,081

Total Common Stocks		47,196,138

PREFERRED STOCKS (1.1%)
UNITED STATES (1.1%)
Ally Financial, Inc., Preferred Shares (a)(c)	22,432	21,822,832
GMAC Capital Trust I, Preferred Shares, Series 2 (b)	255,875	7,005,857
Merrill Lynch Capital Trust II, Preferred Shares (b)	1,600	39,904

		28,868,593

Total Preferred Stocks		28,868,593

WARRANTS (0.4%)
UNITED STATES (0.4%)
General Motors Co. *	452,664	10,304,896

Total Warrants		10,304,896

REPURCHASE AGREEMENT (6.9%)
UNITED STATES (6.9%)
State Street Bank, 0.00%, dated 01/31/2014, due 02/03/2014, repurchase price $182,248,122 collateralized by U.S. Treasury Notes, maturing ranging 05/15/2015-08/31/2015; total market value of $185,898,031	182,248,122	182,248,122

Total Repurchase Agreement		182,248,122

See accompanying notes to statements of investments.

Statement of Investments (continued)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

Total Investments (Cost $2,479,607,445) (h)—97.6%	2,564,658,897

Other assets in excess of liabilities—2.4%	62,148,794

Net Assets—100.0%	$2,626,807,691

*	Non-income producing security.
(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Security is in default.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2014. (unaudited)
(f)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(g)	Investment in affiliate.
(h)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
PIK	Payment In Kind
USD	U.S. Dollar

At January 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
04/22/2014	JPMorgan Chase Bank N.A	USD	21,170,217	BRL	51,278,500	$20,831,465	$338,752
United States Dollar/British Pound
02/25/2014	Westpac Banking Corporation	USD	143,494,853	GBP	88,778,500	145,920,218	(2,425,365)
United States Dollar/Canadian Dollar
03/05/2014	JPMorgan Chase Bank N.A	USD	71,149,573	CAD	76,111,000	68,289,595	2,859,978
United States Dollar/Euro
02/13/2014	JPMorgan Chase Bank N.A	USD	54,662,839	EUR	40,751,500	54,961,659	(298,820)
04/24/2014	JPMorgan Chase Bank N.A	USD	1,621,930	EUR	1,197,500	1,615,135	6,795

See accompanying notes to statements of investments.

Statement of Investments (concluded)

January 31, 2014 (unaudited)

Aberdeen Global High Income Fund

04/29/2014	Deutsche Bank AG London	USD	116,841,938	EUR	85,459,000	$115,263,833	$1,578,105
United States Dollar/Norwegian Krone
02/13/2014	JPMorgan Chase Bank N.A	USD	31,597,031	NOK	194,960,000	31,046,959	550,072

						$437,928,864	$2,609,517

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2014, the Fund held the following credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
UBS AG	12/20/2016	4,320,000	Pay: Grohe Holding Gmbh(T) Receive: Fixed rate equal to 5.00%	$800,426	0.30%
Deutsche Bank	12/20/2016	4,320,000	Pay: Grohe Holding Gmbh(T) Receive: Fixed rate equal to 5.00%	1,462,720	0.30%
Goldman Sachs International	12/20/2017	8,440,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	1,141,349	1.44%
Goldman Sachs International	12/20/2017	9,935,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	2,014,131	1.44%
Goldman Sachs International	12/20/2017	9,940,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	2,015,145	1.44%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	527,823	2.03%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	762,751	2.03%
Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	775,251	2.03%
Morgan Stanley	06/20/2018	4,500,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	92,890	6.83%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	104,487	6.83%

				$9,696,973

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Centrally cleared credit default swap agreements

					Unrealized
			Maturity		Appreciation/
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Date	Notional Amount	(Depreciation)
Pay	Markit CDX North America High Yield (S20)	5.00%	6/20/2018	USD 50,600,000	$1,099,167
Pay	Markit CDX North America High Yield (S20)	5.00%	12/20/2018	USD 31,660,000	(172,220)

					$926,947

See accompanying notes to statements of investments.

Notes to Statements of Investments (unaudited)

January 31, 2014

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) and Aberdeen Global Select Opportunities Fund Inc. (the “Global Select Opportunities Fund”) in the preparation of their financial statements. (Each series of the Trust and the Global Select Opportunities Fund are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

(a) Security Valuation

The Funds value their securities at current market value or fair value consistent with regulatory requirements.

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Select Opportunities Fund’s Board of Director’s, and the Trust’s Board of Trustees (each, a “Board” and collectively, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost, which approximates fair value. To the extent each Fund invests in other open-end funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations, based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. During the period ended January 31, 2014, Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2014 not applied at prior year end. For the period ended January 31, 2014 there have been no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers between Level 1 and Level 2:

	Transfer from Level 1	Transfer from Level 2
Aberdeen Global Select Opportunities Fund Inc.	$3,626,216	$—
Aberdeen Select International Equity Fund	435,539,544	—
Aberdeen Select International Equity Fund II	214,861,464	—

The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Global Select Opportunities Fund
Investments in Securities
Common Stocks	$3,006,078	$3,626,217	$—	$6,632,295
Preferred Stocks	588,009	—	—	588,009
Repurchase Agreement	—	368,179	—	368,179

	$3,594,087	$3,994,396	$—	$7,588,483

Select International Equity Fund
Investments in Securities
Common Stocks	$74,044,423	$413,056,584	$1,995,669	$489,096,676
Exchange Traded Funds	—	—	1,389,510	1,389,510
Government Bonds	—	—	1,323,213	1,323,213
Preferred Stocks	34,918,926	22,482,960	—	57,401,886
Repurchase Agreement	—	4,375,132	—	4,375,132

	$108,963,349	$439,914,676	$4,708,392	$553,586,417

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Select International Equity Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2014
COMMON STOCKS
Bulgaria	$2,291,326	$—	$(15,802,654)	$15,813,145	$—	$(384,372)	$—	$—	$1,917,445	$(15,662)
Latvia	—	—	—	—	—	—	—	—	—	—
Serbia	80,145	—	—	(1,921)	—	—	—	—	78,224	(1,921)
Venezuela	—	—	—	—	—	—	—	—	—	—
EXCHANGE TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
GOVERNMENT BONDS
Venezuela	1,849,035	(3,404)	—	(522,418)	—	—	—	—	1,323,213	(522,418)

TOTAL	$5,610,016	$(3,404)	$(15,802,654)	$15,288,806	$—	$(384,372)	$—	$—	$4,708,392	$(540,001)

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Select international Equity Fund II
Investment in Securities
Common Stocks	$36,526,822	$204,108,744	$—	$240,635,566
Preferred Stocks	16,882,955	10,752,720	—	27,635,675
Repurchase Agreement	—	2,197,756	—	2,197,756

	$53,409,777	$217,059,220	$—	$270,468,997

Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	134,781,539	—	134,781,539
Commercial Mortgage-Backed Securities	—	275,677,531	12,405,758	288,083,289
Corporate Bonds	—	454,029,306	—	454,029,306
Municipal Bonds	—	56,366,143	—	56,366,143
Government Bonds	—	208,529,572	—	208,529,572
Government Agencies	—	2,486,431	—	2,486,431
U.S. Agencies	—	200,578,082	—	200,578,082
U.S. Treasuries	—	96,330,508	—	96,330,508
Repurchase Agreement	—	108,632,260	—	108,632,260
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	404,643	—	404,643
Liabilities
Forward Foreign Currency Exchange Contracts	—	(196,520)	—	(196,520)

	—	1,537,619,495	12,405,758	1,550,025,253

Total Return Bond Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2014
ASSET-BACKED SECURITIES
United States	$12,663,773	$—	$(43)	$193,357	$—	$(451,329)	$—	$—	$12,405,758	$193,357

TOTAL	$12,663,773	$—	$(43)	$193,357	$—	$(451,329)	$—	$—	$12,405,758	$193,357

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	1,860,239,525	48,095	1,860,287,620
Government Bonds	—	102,298,245	—	102,298,245
Government Agencies	—	14,832,255	—	14,832,255
Term Loans	—	236,482,325	82,140,703	318,623,028
Common Stocks	3,574,081	—	43,622,057	47,196,138
Preferred Stocks	7,045,761	21,822,832	—	28,868,593
Warrants	10,304,896	—	—	10,304,896
Repurchase Agreement	—	182,248,122	—	182,248,122
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	5,333,702	—	5,333,702
Credit Default Swaps Contracts	—	9,696,973	—	9,696,973
Centrally Cleared Credit Default Swaps Contracts	—	1,099,167	—	1,099,167
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,724,185)	—	(2,724,185)
Credit Default Swaps Contracts	—	—	—	—
Centrally Cleared Credit Default Swaps Contracts	—	(172,220)	—	(172,220)

	20,924,738	2,431,156,741	125,810,855	2,577,892,334

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2014

Asset Valuation Inputs

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2014
TERM LOANS
United States	$50,905,340	$36,009	$1,534	$1,142,647	$31,712,450	$(86,074)	$14,998,521	$(16,569,724)	$82,140,703	$1,287,633
COMMON STOCK
Norway	32,749,750	—	—	10,872,307	—	—	—	—	43,622,057	10,872,307
CORPORATE BONDS
United States	78,069,504	—	896,825	(705,408)	—	(13,266,825)	—	(64,946,001)	48,095	4,220

TOTAL	$161,724,594	$36,009	$898,359	$11,309,546	$31,712,450	$(13,352,899)	$14,998,521	$(81,515,725)	$125,810,855	$12,164,160

Amounts listed as “–” are $0 or round to $0.

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 1/31/14 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Global High Income Fund
Term Loans	$82,140,703	Broker Pricing	Bid/Ask Spread	$99.88-$102.50	$101.41
Common Stocks	43,622,057	Broker Pricing	Bid/Ask Spread	$27.00-$33.50	$30.50
Corporate Bonds	48,095	Broker Pricing	Bid/Ask Spread	$3.00-$3.41	$3.21

(b) Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of 11:00am Eastern time for Equity Funds and as of 4:00pm Eastern time for Fixed Income Funds (“Valuation Time”), to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Aberdeen Select International Equity Fund (“International Equity Fund”) to sell its foreign securities which could reduce the NAV of the International Equity Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At January 31, 2014, the International Equity Fund had 0.2% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.1% of the International Equity Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the International Equity Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as “initial margin”. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. During the period, futures contracts were used to manage the interest rate risks and raise the efficiency of the Funds.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally, synthetic futures are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with a broker. In connection with their use of synthetic futures, the Funds are exposed to the credit risk of the counterparty in addition to the risks

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

described above. The accounting treatment of synthetic futures is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Credit Default Swaps

Certain Funds use credit default swap contracts to limit or reduce risk exposure of defaults of corporate and sovereign issuers (i.e., to reduce risk when a Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which a Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Total Return Swaps

The Funds entered into total return swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s or Moody’s Investors Service or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

(f) Term Loans

The Aberdeen Global High Income Fund (“Global High Income Fund”) may invest in term loans. Term loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect the Global High Income Fund’s NAV.

The Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Global High Income Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Global High Income Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Global High Income Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Global High Income Fund to lose money on its investment, which in turn could affect its returns. The Global High Income Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Global High Income Fund.

At January 31, 2014, there were two unfunded commitments which amounted to $17,651,448 of par and had cost and fair value of $18,027,885 and $17,196,313, respectively.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2014

(g) Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all of certain funds at the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses among classes is based on the total net asset value of each class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and Transfer Agent fees) are charged to that class.

2. Tax Information

As of January 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Select Opportunities Fund	$7,786,770	$338,471	$(536,758)	$(198,287)
Select International Equity Fund	640,790,311	25,749,399	(112,953,293)	(87,203,894)
Select International Equity Fund II	281,074,992	12,774,959	(23,380,954)	(10,605,995)
Total Return Bond Fund	1,558,141,078	26,155,027	(34,478,975)	(8,323,948)
Global High Income Fund	2,479,607,445	129,005,262	(43,953,810)	85,051,452

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ investments in securities of these issuers for the period ended January 31, 2014 is set forth below:

Affiliate	Shares Held January 31, 2014	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2014
Aberdeen Select International Equity Fund
LEV Insurance	4,078,860	$—	$—	$—	$1,917,445
Toza Markovic ad Kikinda	78,160	—	—	—	78,224

					$1,995,669

Affiliate	Shares Held January 31, 2014	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2014
Aberdeen Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$43,622,057

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Select Opportunities Fund Inc.

By:	/s/ Gary Marshall
Gary Marshall,
Principal Executive Officer

March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall,
Principal Executive Officer

March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 27, 2014